Financial Instruments and Risk Management (Details) - Schedule of Foreign Currency Exchange Risk on Net Working Capital (Parentheticals)	12 Months Ended
Dec. 31, 2024
Schedule of Foreign Currency Exchange Risk on Net Working Capital [Abstract]
Impact of a strengthening or weakening of foreign exchange rate	10.00%